Significant accounting policies, judgements, estimates and assumptions - Provisions and contingencies, Provisions and contingencies, decommissioning, environmental expenditures and liabilities (Details)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Corporate Information And Statement Of IFRS Compliance [Abstract]
Nominal discount rate	2.50%	2.00%
Real discount rate	0.50%	0.50%
Liabilities for decommissioning costs, weighted average recognition period	17 years
Environmental expenditures and liabilities, weighted average recognition period	5 years
Provisions, discounted cash flow, real interest rate	0.50%	0.50%